Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 12,040	$ 4,065	$ 5,101
Restructuring liabilities	$ 800	$ 800